Schedule of Gross and Net Amount for Company's OTC Derivatives Subject to Enforceable Master Netting Arrangements (Detail) - OTC derivatives - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Gross amount	$ 879	$ 399
Derivative Asset,Counter-party netting	(145)	(8)
Derivative asset, offset under cash collateral (received) pledged	0	0
Derivative Asset, Net amount on balance sheet	734	391
Derivative Asset, Securities collateral (received) pledged	0	0
Derivative Asset, Net amount	734	391
Gross amount	(145)	(8)
Liability derivatives, Gross asset	145	8
Derivative liability offsets under cash collateral pledged	0	0
Net amount on balance sheet	0	0
Securities collateral (received) pledged	0	0
Net amount	$ 0	$ 0